UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

                    STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX         77042

                (Address of principal executive offices)                                          (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH  43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.5%)
Arconic, Inc.	60,303	$1,374,305
General Dynamics Corp.	6,330	1,146,237
L3 Technologies, Inc.	1,300	206,297
Lockheed Martin Corp.	3,519	884,430
Northrop Grumman Corp.	5,030	1,152,273
Raytheon Co.	4,100	591,056
Rockwell Collins, Inc.	1,420	128,879
Textron, Inc.	9,360	443,383
The Boeing Co.	6,998	1,143,613
TransDigm Group, Inc.	3,040	657,856
United Technologies Corp.	8,710	955,226
		8,683,555
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,690	128,541
Expeditors International of Washington, Inc.	2,060	107,285
FedEx Corp.	5,142	972,404
United Parcel Service, Inc., Class B	8,780	958,161
		2,166,391
AIRLINES (0.9%)
Alaska Air Group, Inc.	2,100	197,022
American Airlines Group, Inc.	9,760	431,880
Delta Air Lines, Inc.	11,350	536,174
Southwest Airlines Co.	16,490	862,592
United Continental Holdings, Inc.(a)	13,120	924,566
		2,952,234
AUTO COMPONENTS (0.4%)
BorgWarner, Inc.	11,200	457,296
Delphi Automotive PLC	3,380	236,803
Goodyear Tire & Rubber Co.	23,340	755,982
		1,450,081
AUTOMOBILES (1.0%)
Ford Motor Co.	99,080	1,224,629
General Motors Co.	47,450	1,737,144
Harley-Davidson, Inc.	8,450	481,988
		3,443,761
BANKS (6.0%)
Bank of America Corp.	152,729	3,457,785
BB&T Corp.	17,600	812,944
Citigroup, Inc.	42,420	2,368,309
Citizens Financial Group, Inc.	3,890	140,701
Comerica, Inc.	2,440	164,773
Fifth Third Bancorp	30,320	791,352
Huntington Bancshares, Inc.	21,010	284,265
JPMorgan Chase & Co.	45,774	3,873,854
KeyCorp	31,590	567,672
M&T Bank Corp.	1,250	203,212
People's United Financial, Inc.	27,500	515,625
PNC Financial Services Group, Inc.	8,884	1,070,167
Regions Financial Corp.	88,522	1,275,602
SunTrust Banks, Inc.	15,600	886,392
U.S. Bancorp	17,450	918,743
Wells Fargo & Co.	49,428	2,784,279
Zions Bancorp	13,270	559,861
		20,675,536
BEVERAGES (1.5%)
Coca-Cola Co.	52,040	2,163,303
Dr Pepper Snapple Group, Inc.	7,260	662,112
Monster Beverage Corp.(a)	7,930	337,818
PepsiCo, Inc.	20,721	2,150,425
		5,313,658
BIOTECHNOLOGY (2.5%)
AbbVie, Inc.	18,900	1,154,979
Alexion Pharmaceuticals, Inc.(a)	3,151	411,773
Amgen, Inc.	9,293	1,456,027
Biogen Idec, Inc.(a)	5,027	1,393,686
Celgene Corp.(a)	16,200	1,881,630
Gilead Sciences, Inc.	21,620	1,566,369
Regeneron Pharmaceuticals, Inc.(a)	1,183	425,040
Vertex Pharmaceuticals, Inc.(a)	3,630	311,708
		8,601,212
BUILDING PRODUCTS (0.4%)
Allegion PLC	963	63,240
Fortune Brands Home & Security, Inc.	3,580	197,365
Johnson Controls International PLC	16,371	719,997
Masco Corp.	7,540	248,443
		1,229,045
CAPITAL MARKETS (2.8%)
Affiliated Managers Group, Inc.(a)	74	11,275
Ameriprise Financial, Inc.	1,386	155,606
Bank of New York Mellon Corp.	18,731	837,838
BlackRock, Inc., Class A	1,363	509,735
Charles Schwab Corp.	23,640	974,914
CME Group, Inc.	4,515	546,676
E*TRADE Financial Corp.(a)	21,838	817,833
Franklin Resources, Inc.	2,760	109,682
Goldman Sachs Group, Inc.	6,064	1,390,596
IntercontinentalExchange Group, Inc.	18,255	1,065,362
Invesco Ltd.	2,770	80,108
Moody's Corp.	2,240	232,221
Morgan Stanley	25,170	1,069,473
Northern Trust Corp.	2,560	212,378
S&P Global, Inc.	7,490	900,148
State Street Corp.	5,777	440,207
T. Rowe Price Group, Inc.	2,590	174,670
The NASDAQ OMX Group, Inc.	1,600	112,864
		9,641,586
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	3,130	437,449
Albemarle Corp.	8,220	761,501
CF Industries Holdings, Inc.	1,930	68,110
Dow Chemical Co.	12,050	718,541
E.I. du Pont de Nemours & Co.	10,670	805,585
Ecolab, Inc.	3,690	443,280
FMC Corp.	1,400	84,224
International Flavors & Fragrances, Inc.	1,030	120,726
LyondellBasell Industries NV, Class A	3,280	305,926
Monsanto Co.	5,620	608,702
PPG Industries, Inc.	2,898	289,829
Praxair, Inc.	3,560	421,646
The Mosaic Co.	24,900	781,113
The Sherwin-Williams Co.	1,135	344,824
		6,191,456
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	5,330	618,866
Pitney Bowes, Inc.	520	8,278
Republic Services, Inc., Class A	8,346	478,894
Stericycle, Inc.(a)	820	63,255
Waste Management, Inc.	6,860	476,770
		1,646,063
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	55,020	1,690,214
F5 Networks, Inc.(a)	7,490	1,003,885
Harris Corp.	5,700	585,447
Juniper Networks, Inc.	8,520	228,166
Motorola Solutions, Inc.	11,251	908,068
		4,415,780

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION & ENGINEERING (0.8%)
Fluor Corp.	16,620	$922,410
Jacobs Engineering Group, Inc.(a)	10,960	641,708
Quanta Services, Inc.(a)	35,730	1,282,350
		2,846,468
CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials, Inc.	4,000	918,400
Vulcan Materials Co.	9,543	1,224,653
		2,143,053
CONSUMER FINANCE (0.9%)
American Express Co.	8,670	662,215
Capital One Financial Corp.	13,538	1,183,086
Discover Financial Services	8,900	616,592
Navient Corp.	28,950	435,408
Synchrony Financial	9,160	328,111
		3,225,412
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	2,030	148,230
Ball Corp.	1,980	150,995
International Paper Co.	4,550	257,530
Sealed Air Corp.	2,090	101,365
WestRock Co.	14,069	750,722
		1,408,842
DISTRIBUTORS (0.3%)
Genuine Parts Co.	1,430	138,438
LKQ Corp.(a)	23,980	765,202
		903,640
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	65,668

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	29,880	4,904,503
Leucadia National Corp.	47,720	1,138,122
		6,042,625
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	73,038	3,079,282
CenturyLink, Inc.	47,454	1,227,161
Frontier Communications Corp.	132,260	461,587
Level 3 Communications, Inc.(a)	3,560	211,678
Verizon Communications, Inc.	47,410	2,323,564
		7,303,272
ELECTRIC UTILITIES (2.2%)
Alliant Energy Corp.	2,760	103,914
American Electric Power Co., Inc.	8,420	539,385
Duke Energy Corp.	13,234	1,039,398
Edison International	5,390	392,823
Entergy Corp.	5,720	409,781
Eversource Energy	8,320	460,263
Exelon Corp.	33,749	1,210,914
FirstEnergy Corp.	22,719	688,840
NextEra Energy, Inc.	6,350	785,622
PG&E Corp.	8,760	542,156
Pinnacle West Capital Corp.	2,190	170,010
PPL Corp.	7,780	271,055
Southern Co.	10,160	502,209
Xcel Energy, Inc.	13,550	559,886
		7,676,256
ELECTRICAL EQUIPMENT (0.6%)
Acuity Brands, Inc.	2,630	545,015
AMETEK, Inc.	2,850	145,635
Eaton Corp. PLC	10,030	709,923
Emerson Electric Co.	7,540	442,296
Rockwell Automation, Inc.	1,950	288,581
		2,131,450
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Amphenol Corp., Class A	10,710	722,818
Corning, Inc.	41,210	1,091,653
FLIR Systems, Inc.	1,070	37,803
TE Connectivity Ltd.	3,650	271,377
		2,123,651
ENERGY EQUIPMENT & SERVICES (1.0%)
Baker Hughes, Inc.	5,539	349,400
Halliburton Co.	10,250	579,843
Helmerich & Payne, Inc.	1,200	85,392
National-Oilwell Varco, Inc.	5,166	195,326
Schlumberger Ltd.	14,674	1,228,361
TechnipFMC PLC(a)	2,770	93,127
Transocean Ltd.(a)	58,590	818,502
		3,349,951
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.8%)
American Tower Corp.	10,250	1,060,875
Apartment Investment & Management Co., Class A	17,639	777,351
AvalonBay Communities, Inc.	5,354	927,902
Boston Properties, Inc.	1,890	247,401
Crown Castle International Corp.	5,280	463,742
Digital Realty Trust, Inc.	6,760	727,579
Equinix, Inc.	984	378,820
Equity Residential	7,400	449,698
Essex Property Trust, Inc.	965	216,449
Extra Space Storage, Inc.	7,500	540,375
Federal Realty Investment Trust	860	120,770
General Growth Properties, Inc.	21,680	538,531
HCP, Inc.	5,330	161,606
Host Hotels & Resorts, Inc.	32,363	584,799
Iron Mountain, Inc.	2,549	91,254
Kimco Realty Corp.	21,130	525,926
Macerich Co.	1,210	83,115
Mid-America Apartment Communities, Inc.	1,740	165,213
Prologis, Inc.	23,812	1,163,216
Public Storage, Inc.	2,147	461,605
Realty Income Corp.	3,960	236,135
Simon Property Group, Inc.	3,750	689,137
SL Green Realty Corp.	710	77,369
UDR, Inc.	21,720	759,114
Ventas, Inc.	4,480	276,282
Vornado Realty Trust	2,105	223,783
Welltower, Inc.	11,690	775,047
Weyerhaeuser Co.	7,989	250,295
		12,973,389
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.	7,670	1,257,496
CVS Corp.	21,115	1,664,073
SYSCO Corp.	8,510	446,435
The Kroger Co.	30,080	1,021,517
Walgreens Boots Alliance, Inc.	12,550	1,028,347
Wal-Mart Stores, Inc.	31,390	2,094,969
Whole Foods Market, Inc.	15,990	483,218
		7,996,055
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	33,130	1,466,334
Campbell Soup Co.	3,910	243,319
ConAgra Foods, Inc.	6,230	243,531
General Mills, Inc.	10,390	649,167
Hormel Foods Corp.	7,560	274,428
J.M. Smucker Co.	1,740	236,379
Kellogg Co.	5,120	372,275
McCormick & Co., Inc.	2,910	278,050
Mead Johnson Nutrition Co., Class A	2,280	160,649
Mondelez International, Inc., Class A	20,570	910,840

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
The Hershey Co.	2,660	$280,550
The Kraft Heinz Co.	7,856	701,462
Tyson Foods, Inc., Class A	15,440	969,478
		6,786,462
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Abbott Laboratories	26,252	1,096,546
Baxter International, Inc.	8,630	413,463
Becton, Dickinson & Co.	6,021	1,067,463
Boston Scientific Corp.(a)	45,127	1,085,756
C.R. Bard, Inc.	3,076	730,027
Danaher Corp.	9,720	815,702
Dentsply Sirona, Inc.	4,300	243,810
Edwards Lifesciences Corp.(a)	7,840	754,522
Hologic, Inc.(a)	9,160	371,255
IDEXX Laboratories, Inc.(a)	10,290	1,258,776
Intuitive Surgical, Inc.(a)	1,197	829,150
Medtronic PLC	19,013	1,445,368
Stryker Corp.	7,210	890,651
Varex Imaging Corp.(a)	1,064	30,590
Varian Medical Systems, Inc.(a)	2,660	206,549
Zimmer Holdings, Inc.	2,950	349,074
		11,588,702
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Aetna, Inc.	10,214	1,211,483
AmerisourceBergen Corp.	10,510	917,313
Anthem, Inc.	9,960	1,535,235
Cardinal Health, Inc.	14,140	1,059,934
Centene Corp.(a)	20,200	1,278,054
CIGNA Corp.	5,770	843,689
DaVita, Inc.(a)	6,760	430,950
Envision Healthcare Corp.(a)	1,980	134,640
Express Scripts Holding Co.(a)	15,301	1,053,933
Henry Schein, Inc.(a)	1,630	260,572
Humana, Inc.	5,073	1,006,991
Laboratory Corporation of America Holdings(a)	2,440	327,472
McKesson Corp.	7,965	1,108,330
Patterson Cos., Inc.	11,830	492,246
Quest Diagnostics, Inc.	3,000	275,760
UnitedHealth Group, Inc.	17,684	2,866,576
		14,803,178
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	10,540	566,103

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp., Class A	8,680	480,698
Chipotle Mexican Grill, Inc.(a)	408	171,947
Marriott International, Inc., Class A	8,286	700,996
McDonald's Corp.	10,370	1,271,051
Royal Caribbean Cruises, Ltd.	1,980	185,387
Starbucks Corp.	32,980	1,821,156
Wyndham Worldwide Corp.	1,350	106,731
YUM! Brands, Inc.	5,490	359,760
		5,097,726
HOUSEHOLD DURABLES (1.2%)
D.R. Horton, Inc.	27,016	808,048
Garmin Ltd.	9,430	455,375
Harman International Industries, Inc.	5,204	578,477
Leggett & Platt, Inc.	1,580	75,397
Lennar Corp., Class A	12,530	559,464
Mohawk Industries, Inc.(a)	914	197,278
Newell Rubbermaid, Inc.	7,160	338,883
Pulte Group, Inc.	23,015	495,053
Whirlpool Corp.	4,112	719,148
		4,227,123
HOUSEHOLD PRODUCTS (1.4%)
Church & Dwight Co., Inc.	5,740	259,563
Clorox Co.	2,460	295,200
Colgate-Palmolive Co.	12,120	782,709
Kimberly-Clark Corp.	4,900	593,537
Procter & Gamble Co.	32,201	2,820,808
		4,751,817
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.4%)
NRG Energy, Inc.	34,820	575,923
The AES Corp.	75,140	859,601
		1,435,524
INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.	8,674	1,516,388
Honeywell International, Inc.	9,790	1,158,353
Roper Industries, Inc.	2,202	422,454
		3,097,195
INSURANCE (5.2%)
AFLAC, Inc.	11,000	769,890
American International Group, Inc.	22,754	1,462,172
Aon PLC	3,590	404,593
Arthur J. Gallagher & Co.	6,250	336,437
Assurant, Inc.	11,200	1,087,856
Chubb Ltd.	8,651	1,137,520
Cincinnati Financial Corp.	2,032	143,419
Hartford Financial Services Group, Inc.	20,350	991,249
Lincoln National Corp.	16,486	1,112,970
Loews Corp.	22,970	1,069,943
Marsh & McLennan Cos., Inc.	8,990	611,500
MetLife, Inc.	30,340	1,650,799
Principal Financial Group, Inc.	10,170	580,605
Progressive Corp.	12,660	473,990
Prudential Financial, Inc.	16,615	1,746,403
The Allstate Corp.	15,650	1,177,036
The Travelers Cos., Inc.	8,210	966,974
Torchmark Corp.	2,257	165,980
Unum Group	21,090	958,119
Willis Towers Watson PLC	1,510	188,946
XL Group, Ltd.	22,300	837,811
		17,874,212
INTERNET & DIRECT MARKETING RETAIL (0.9%)
Expedia, Inc.	7,655	930,771
Priceline.com, Inc.(a)	1,197	1,885,431
TripAdvisor, Inc.(a)	3,565	188,589
		3,004,791
INTERNET SOFTWARE & SERVICES (3.6%)
Akamai Technologies, Inc.(a)	10,950	751,060
Alphabet, Inc., Class A(a)	3,537	2,901,012
Alphabet, Inc., Class C(a)	3,440	2,740,958
eBay, Inc.(a)	16,450	523,604
Facebook, Inc.(a)	34,100	4,443,912
VeriSign, Inc.(a)	6,220	498,906
Yahoo!, Inc.(a)	11,010	485,211
		12,344,663
IT SERVICES (3.4%)
Accenture PLC, Class A	8,250	939,428
Alliance Data Systems Corp.	767	175,168
Automatic Data Processing, Inc.	6,460	652,395
Cognizant Technology Solutions Corp., Class A(a)	8,760	460,688
CSRA, Inc.	1,640	50,873
Fidelity National Information Services, Inc.	9,876	784,352
Fiserv, Inc.(a)	7,710	828,285
International Business Machines Corp.	9,966	1,739,266
MasterCard, Inc., Class A	16,370	1,740,622
Paychex, Inc.	7,240	436,500
PayPal Holdings, Inc.(a)	26,630	1,059,341
Teradata Corp.(a)	1,490	43,746

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Total System Services, Inc.	13,461	$682,204
Visa, Inc., Class A	24,364	2,015,146
Western Union Co.	6,920	135,494
		11,743,508
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	4,640	382,846
Mattel, Inc.	3,680	96,453
		479,299
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Agilent Technologies, Inc.	6,470	316,836
Illumina, Inc.(a)	2,158	345,496
Mettler-Toledo International, Inc.(a)	730	311,440
PerkinElmer, Inc.	3,880	206,377
Waters Corp.(a)	2,080	294,632
		1,474,781
MACHINERY (1.5%)
Caterpillar, Inc.	7,860	751,888
Cummins, Inc.	5,130	754,161
Deere & Co.	3,152	337,422
Dover Corp.	1,220	94,855
Flowserve Corp.	460	22,614
Fortive Corp.	3,470	191,926
Illinois Tool Works, Inc.	7,290	927,288
Ingersoll-Rand PLC	10,870	862,534
PACCAR, Inc.	4,565	307,270
Parker Hannifin Corp.	1,595	234,672
Pentair PLC	840	49,249
Snap-on, Inc.	690	125,256
Stanley Black & Decker, Inc.	2,142	265,608
Xylem, Inc.	6,310	311,146
		5,235,889
MEDIA (2.1%)
Charter Communications, Inc., Class A(a)	6,020	1,950,179
Discovery Communications, Inc., Class A(a)	14,870	421,564
Discovery Communications, Inc., Class C(a)	7,600	210,596
Interpublic Group of Cos., Inc.	9,330	219,535
News Corp., Class A	53,440	656,778
News Corp., Class B	11,760	148,764
Omnicom Group, Inc.	4,630	396,560
Scripps Networks Interactive, Class A	12,380	942,861
Tegna, Inc. Com	9,540	218,561
The Walt Disney Co.	19,930	2,205,254
		7,370,652
METALS & MINING (0.4%)
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	17,218	286,680
Newmont Mining Corp.	22,170	804,327
Nucor Corp.	4,610	267,795
		1,358,802
MULTILINE RETAIL (1.1%)
Dollar General Corp.	9,490	700,552
Dollar Tree, Inc.(a)	12,382	955,766
Kohl's Corp.	16,890	672,729
Macy's, Inc.	17,102	505,193
Nordstrom, Inc.	1,080	47,758
Target Corp.	11,400	735,072
		3,617,070
MULTI-UTILITIES (1.5%)
Ameren Corp.	9,950	523,867
CenterPoint Energy, Inc.	17,820	467,062
CMS Energy Corp.	5,350	227,910
Consolidated Edison, Inc.	10,410	773,983
Dominion Resources, Inc.	7,514	573,168
DTE Energy Co.	6,030	594,799
NiSource, Inc.	20,790	465,072
Public Service Enterprise Group, Inc.	13,546	599,411
SCANA Corp.	3,370	231,519
Sempra Energy	2,950	302,051
WEC Energy Group	4,475	264,249
		5,023,091
OIL, GAS & CONSUMABLE FUELS (4.9%)
Anadarko Petroleum Corp.	5,680	394,931
Apache Corp.	3,690	220,736
Cabot Oil & Gas Corp., Class A	4,510	96,875
Chesapeake Energy Corp.(a)	7,420	47,859
Chevron Corp.	21,169	2,357,168
Cimarex Energy Co.	820	110,872
Concho Resources, Inc.(a)	1,560	217,526
ConocoPhillips	12,099	589,947
Devon Energy Corp.	5,100	232,254
EOG Resources, Inc.	6,004	609,886
EQT Corp.	1,730	104,890
Exxon Mobil Corp.	44,450	3,728,911
Hess Corp.	3,170	171,751
Kinder Morgan, Inc.	18,460	412,396
Marathon Oil Corp.	26,880	450,240
Marathon Petroleum Corp.	21,910	1,052,776
Murphy Oil Corp.	19,330	558,830
Newfield Exploration Co.(a)	2,030	81,362
Noble Energy, Inc.	3,840	152,678
Occidental Petroleum Corp.	8,342	565,337
ONEOK, Inc.	2,350	129,509
Phillips 66	11,999	979,358
Pioneer Natural Resources Co.	1,836	330,902
Range Resources Corp.	1,660	53,684
Southwestern Energy Co.(a)	4,260	38,383
Spectra Energy Corp.	15,003	624,875
Tesoro Corp.	12,290	993,647
Valero Energy Corp.	22,080	1,451,981
Williams Cos., Inc.	7,920	228,413
		16,987,977
PERSONAL PRODUCTS (0.1%)
Coty, Inc.	9,770	187,584
The Estee Lauder Cos., Inc., Class A	3,270	265,557
		453,141
PHARMACEUTICALS (1.6%)
Allergan PLC(a)	7,220	1,580,386
Eli Lilly & Co.	14,840	1,143,125
ENDO International PLC(a)	65,410	800,618
Mallinckrodt PLC(a)	14,320	697,814
Mylan NV(a)	7,110	270,535
Perrigo Co. PLC	2,861	217,865
Zoetis, Inc.	12,240	672,466
		5,382,809
PROFESSIONAL SERVICES (0.4%)
Equifax, Inc.	2,030	238,078
Nielsen Holdings PLC	5,520	225,823
Robert Half International, Inc.	1,070	50,354
The Dun & Bradstreet Corp.	140	17,167
Verisk Analytics, Inc.(a)	7,940	656,162
		1,187,584
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	5,510	167,284

ROAD & RAIL (0.8%)
CSX Corp.	9,020	418,438
J.B. Hunt Transport Services, Inc.	4,210	417,127
Kansas City Southern Industries, Inc.	930	79,896
Norfolk Southern Corp.	2,920	342,983
Ryder System, Inc.	7,970	618,472

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Union Pacific Corp.	8,972	$956,236
		2,833,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Analog Devices, Inc.	8,380	627,997
Applied Materials, Inc.	62,080	2,126,240
Broadcom Ltd.	10,445	2,083,778
First Solar, Inc.(a)	29,380	916,362
Intel Corp.	50,280	1,851,310
KLA-Tencor Corp.	2,040	173,624
Lam Research Corp.	12,213	1,402,785
Linear Technology Corp.	8,850	558,700
Microchip Technology, Inc.	13,500	909,225
Micron Technology, Inc.(a)	10,870	262,076
NVIDIA Corp.	20,265	2,212,533
Qorvo, Inc.(a)	1,540	98,883
QUALCOMM, Inc.	21,940	1,172,254
Skyworks Solutions, Inc.	10,040	921,070
Texas Instruments, Inc.	16,430	1,241,122
Xilinx, Inc.	2,730	158,886
		16,716,845
SOFTWARE (3.8%)
Activision Blizzard, Inc.	26,370	1,060,338
Adobe Systems, Inc.(a)	10,244	1,161,465
Autodesk, Inc.(a)	2,740	222,871
CA, Inc.	4,340	135,712
Citrix Systems, Inc.(a)	8,140	742,286
Intuit, Inc.	3,710	439,932
Microsoft Corp.	85,220	5,509,473
Oracle Corp.	35,001	1,403,890
Red Hat, Inc.(a)	9,460	717,825
Salesforce.com, Inc.(a)	16,870	1,334,417
Symantec Corp.	9,232	254,342
		12,982,551
SPECIALTY RETAIL (3.6%)
Advance Auto Parts, Inc.	3,241	532,302
AutoNation, Inc.(a)	19,400	1,030,528
AutoZone, Inc.(a)	508	368,290
Bed Bath & Beyond, Inc.	10,900	439,815
Best Buy Co., Inc.	4,490	199,895
CarMax, Inc.(a)	1,810	120,745
Foot Locker, Inc.	1,890	129,541
Gap, Inc.	14,380	331,171
Home Depot, Inc.	15,330	2,109,101
L Brands, Inc.	2,470	148,719
Lowe's Cos., Inc.	12,370	904,000
O'Reilly Automotive, Inc.(a)	2,956	775,270
Ross Stores, Inc.	12,950	856,125
Signet Jewelers Ltd.	3,660	284,272
Staples, Inc.	101,425	933,110
Tiffany & Co.	1,050	82,656
TJX Cos., Inc.	8,870	664,540
Tractor Supply Co.	2,890	212,906
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,050	1,647,294
Urban Outfitters, Inc.(a)	24,080	639,083
		12,409,363
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.9%)
Apple Computer, Inc.	56,421	6,846,689
Hewlett Packard Enterprise Co.	45,260	1,026,497
HP, Inc.	51,900	781,095
NetApp, Inc.	2,550	97,716
Seagate Technology PLC	2,820	127,323
Western Digital Corp.	6,681	532,676
Xerox Corp.	86,965	602,668
		10,014,664
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	3,340	124,749
Hanesbrands, Inc.	8,350	197,979
Michael Kors Holdings Ltd.(a)	16,570	709,362
NIKE, Inc., Class B	18,130	959,077
PVH Corp.	4,940	463,421
Ralph Lauren Corp.	505	44,657
Under Armour, Inc., Class A(a)	5,780	124,212
Under Armour, Inc., Class C(a)	1,024	19,681
VF Corp.	3,435	176,834
		2,819,972
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,990	148,543
United Rentals, Inc.(a)	5,300	670,503
W.W. Grainger, Inc.	645	162,908
		981,954
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	4,060	298,166

TOTAL COMMON STOCKS		341,716,140

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	–
Safeway, Inc.(a)(b)	25,130	–

TOTAL RIGHTS		–

MONEY MARKET FUND (1.5%)
Federated Government Obligations Fund, Institutional Shares, 0.45%(c)	5,264,770	5,264,770

TOTAL MONEY MARKET FUND		5,264,770
TOTAL INVESTMENTS (COST $321,850,734) 100.9%		346,980,910
LIABILITIES IN EXCESS OF OTHER ASSETS -0.9%		(3,082,796)

NET ASSETS 100.0%		$343,898,114

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of January 31, 2017.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	4,800	$109,728

AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	10,280	94,268
Ryanair Holdings PLC, Sponsored ADR(a)	3,338	279,257
		373,525
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,160	353,165

AUTOMOBILES (3.7%)
Honda Motor Co. Ltd., Sponsored ADR	35,860	1,065,759
Tata Motors Ltd., Sponsored ADR	5,790	225,579
Toyota Motor Corp., Sponsored ADR	28,620	3,312,765
		4,604,103
BANKS (22.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	117,420	799,630
Banco Bradesco SA, Sponsored ADR	121,032	1,250,261
Banco de Chile, Sponsored ADR	2,899	206,728
Banco Santander Central Hispano SA, Sponsored ADR	252,715	1,405,095
Banco Santander Chile SA, Sponsored ADR	7,004	151,216
Bancolombia SA, Sponsored ADR	5,480	207,473
Bank of Montreal	14,440	1,092,097
Bank of Nova Scotia	24,610	1,471,186
Barclays PLC, Sponsored ADR	69,179	765,812
Canadian Imperial Bank of Commerce	9,320	794,064
Credicorp Ltd.	1,749	286,276
HDFC Bank Ltd., Sponsored ADR	12,950	892,643
HSBC Holdings PLC, Sponsored ADR	75,821	3,229,975
ICICI Bank Ltd., Sponsored ADR	38,800	300,700
ING Groep NV, Sponsored ADR	69,420	998,260
Itau Unibanco Banco Multiplo SA, Sponsored ADR	142,268	1,680,185
KB Financial Group, Inc., Sponsored ADR(a)	18,680	758,408
Lloyds Banking Group PLC, Sponsored ADR	255,205	847,281
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,648,876
Mizuho Financial Group, Inc., Sponsored ADR	225,180	828,662
Royal Bank of Canada	31,270	2,247,375
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	20,758	116,660
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	21,560	852,482
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	1,027,704
The Toronto-Dominion Bank	38,990	2,018,512
Westpac Banking Corp., Sponsored ADR	62,335	1,504,767
		27,382,328
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	11,270	847,842

BIOTECHNOLOGY (1.2%)
Shire PLC, Sponsored ADR	8,739	1,466,492

CAPITAL MARKETS (3.2%)
Brookfield Asset Management, Inc., Class A	20,058	693,606
Credit Suisse Group, Sponsored ADR	34,529	524,841
Deutsche Bank AG(a)	25,750	512,682
Nomura Holdings, Inc., Sponsored ADR	71,390	441,190
Thomson Reuters Corp.	14,148	634,396
UBS Group AG	71,550	1,152,671
		3,959,386
CHEMICALS (1.8%)
Agrium, Inc.	4,170	429,135
Potash Corporation of Saskatchewan, Inc.	16,915	314,619
Sasol Ltd., Sponsored ADR	13,980	417,443
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,440	111,181
Syngenta AG, Sponsored ADR	10,710	910,778
		2,183,156
COMMUNICATIONS EQUIPMENT (0.7%)
Nokia Oyj, Sponsored ADR	113,670	513,788
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	398,400
		912,188
CONSTRUCTION MATERIALS (1.1%)
CEMEX SA de CV, Sponsored ADR(a)	59,714	552,952
CRH PLC, Sponsored ADR	17,580	606,861
James Hardie Industries PLC, Sponsored ADR	12,330	194,444
		1,354,257
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,650	425,671

DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
BCE, Inc.	22,735	1,025,803
BT Group PLC, Sponsored ADR	34,220	662,499
China Telecom Corp. Ltd., Sponsored ADR	5,150	247,457
China Unicom Ltd., Sponsored ADR	20,315	243,171
Chunghwa Telecom Co. Ltd., Sponsored ADR	26,575	838,707
Nippon Telegraph & Telephone Corp., Sponsored ADR	28,090	1,240,735
Orange SA, Sponsored ADR	47,190	733,805
PT Telekomunikasi Indonesia, Sponsored ADR	16,990	499,846
Telecom Italia S.p.A., Sponsored ADR(a)	19,800	170,478
Telecom Italia S.p.A., Sponsored ADR	8,730	62,245
Telefonica Brasil SA, Sponsored ADR	13,870	204,999
Telefonica SA, Sponsored ADR	85,483	824,056
TELUS Corp.	17,400	581,508
		7,335,309
ELECTRIC UTILITIES (0.9%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	60,534
CPFL Energia SA, Sponsored ADR	19,081	306,441
Enersis SA, Sponsored ADR	32,540	293,836
Korea Electric Power Corp., Sponsored ADR(a)	28,120	515,721
		1,176,532
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	42,370	1,009,253

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Kyocera Corp., Sponsored ADR	8,780	480,266
LG Display Co. Ltd., Sponsored ADR	14,860	200,313
		680,579
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	5,360	187,814

FOOD & STAPLES RETAILING (0.1%)
Cencosud SA, Sponsored ADR	13,160	113,308

FOOD PRODUCTS (0.4%)
BRF-Brasil Foods SA, Sponsored ADR	31,480	444,812

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	20,700	628,866

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co., Sponsored ADR	15,490	631,992

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (0.8%)
Carnival PLC, Sponsored ADR	6,180	$336,007
InterContinental Hotels Group PLC, Sponsored ADR	7,386	342,932
Restaurant Brands International, Inc.	6,915	339,388
		1,018,327
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.1%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	177,133

INDUSTRIAL CONGLOMERATES (0.5%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	23,154	680,265

INSURANCE (2.9%)
Aegon NV, Sponsored NY Shares	29,301	160,570
China Life Insurance Co. Ltd., Sponsored ADR	69,060	949,575
Manulife Financial Corp.	44,350	849,746
Prudential PLC, Sponsored ADR	25,460	987,593
Sun Life Financial, Inc.	17,040	672,398
		3,619,882
INTERNET & DIRECT MARKETING RETAIL (1.2%)
Ctrip.com International Ltd., Sponsored ADR(a)	11,930	515,495
JD.com, Inc., Sponsored ADR(a)	29,350	833,540
Vishop Holdings Ltd., Sponsored ADR(a)	12,260	138,783
		1,487,818
INTERNET SOFTWARE & SERVICES (3.6%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	30,250	3,064,628
Baidu, Inc., Sponsored ADR(a)	7,947	1,391,281
		4,455,909
IT SERVICES (1.2%)
CGI Group, Inc., Class A(a)	8,180	393,376
Infosys Technologies Ltd., Sponsored ADR	61,150	842,036
Wipro Ltd., Sponsored ADR	31,070	286,776
		1,522,188
LIFE SCIENCES TOOLS & SERVICES (0.4%)
QIAGEN NV(a)	18,344	531,609

MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR	25,480	570,752
Pearson PLC, Sponsored ADR	21,180	163,933
Shaw Communications, Inc., Class B	19,140	413,233
WPP PLC, Sponsored ADR	6,850	796,244
		1,944,162
METALS & MINING (6.2%)
Agnico-Eagle Mines Ltd.	5,560	265,212
AngloGold Ashanti Ltd., Sponsored ADR(a)	10,520	133,709
ArcelorMittal, Class A, Sponsored NY Shares(a)	26,170	203,864
Barrick Gold Corp., ADR	23,350	430,574
BHP Billiton Ltd., Sponsored ADR	29,010	1,197,823
BHP Billiton PLC, Sponsored ADR	18,740	685,697
Cia Vale Do Rio, Sponsored ADR	92,200	893,418
Eldorado Gold Corp.(a)	15,420	54,433
Franco Nevada Corp.	4,850	315,444
Gerdau SA, Sponsored ADR	7,250	27,768
Goldcorp, Inc.	16,817	271,931
Kinross Gold Corp.(a)	19,510	76,089
POSCO, Sponsored ADR	14,240	824,211
Randgold Resources Ltd., Sponsored ADR	2,630	223,392
Rio Tinto PLC, Sponsored ADR	21,972	984,126
Silver Wheaton Corp.	9,900	219,087
Southern Copper Corp.	3,693	141,663
Teck Resources Ltd.	7,853	192,713
Vale SA, Sponsored ADR	47,930	487,927
Yamana Gold, Inc.	18,380	60,838
		7,689,919
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	22,019	1,287,451

OIL, GAS & CONSUMABLE FUELS (15.6%)
BP PLC, Sponsored ADR	62,392	2,244,864
Cameco Corp.	7,730	98,557
Canadian Natural Resources Ltd.	19,620	593,113
Cenovus Energy, Inc.	15,050	205,131
China Petroleum & Chemical Corp., Sponsored ADR	12,216	977,769
CNOOC Ltd., Sponsored ADR	7,150	899,684
Crescent Point Energy Corp.	6,910	80,640
Ecopetrol SA, Sponsored ADR(a)	3,830	36,002
Enbridge, Inc.	19,690	838,794
EnCana Corp.	13,400	170,984
ENI S.p.A., Sponsored ADR	26,210	810,151
Imperial Oil Ltd.	6,770	222,598
Pembina Pipeline Corp.	10,220	316,922
PetroChina Co. Ltd., Sponsored ADR	10,325	820,734
Petroleo Brasileiro SA, Sponsored ADR(a)	88,900	845,439
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	64,010	656,743
Royal Dutch Shell PLC, Sponsored ADR	41,251	2,243,642
Royal Dutch Shell PLC, Class B, Sponsored ADR	35,120	2,018,346
Statoil ASA, Sponsored ADR	21,527	401,909
Suncor Energy, Inc.	33,148	1,028,914
Total SA, Sponsored ADR	49,550	2,505,248
TransCanada Corp.	19,380	915,124
Ultrapar Participacoes SA, Sponsored ADR	21,330	446,650
		19,377,958
PERSONAL PRODUCTS (2.5%)
Unilever NV, Sponsored NY Shares	41,600	1,691,040
Unilever PLC, Sponsored ADR	33,574	1,380,227
		3,071,267
PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	9,828	135,430

PROFESSIONAL SERVICES (1.0%)
RELX NV, Sponsored ADR	29,455	496,022
RELX PLC, Sponsored ADR	37,548	683,749
		1,179,771
ROAD & RAIL (1.4%)
Canadian National Railway Co.	17,080	1,187,402
Canadian Pacific Railway Ltd.	3,552	536,849
		1,724,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	44,060	252,023
ASML Holding NV, Sponsored NY Shares	9,567	1,161,434
Semiconductor Manufacturing International Corp., Sponsored ADR(a)	17,340	119,299
STMicroelectronics NV, Sponsored NY Shares	14,140	187,214
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	168,208	5,199,309
United Microelectronics Corp., Sponsored ADR	118,280	214,087
		7,133,366
SOFTWARE (1.5%)
SAP AG, Sponsored ADR	20,180	1,846,672

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
BlackBerry Ltd.(a)	12,590	88,885
CANON, Inc., Sponsored ADR	28,210	834,170
		923,055

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	9,240	$241,811
Luxottica Group S.p.A., Sponsored ADR	5,260	281,725
		523,536
WIRELESS TELECOMMUNICATION SERVICES (5.3%)
America Movil SA, Sponsored ADR	55,310	697,459
China Mobile Ltd., Sponsored ADR	51,650	2,944,050
Mobile TeleSystems PJSC, Sponsored ADR	14,020	146,790
NTT DOCOMO, Inc., Sponsored ADR	28,120	672,630
Rogers Communications, Inc., Class B	13,130	569,842
SK Telecom Co. Ltd., Sponsored ADR	13,340	286,810
Vodafone Group PLC, Sponsored ADR	51,629	1,285,562
		6,603,143
TOTAL COMMON STOCKS		123,113,418

MONEY MARKET FUND (1.5%)
Federated Government Obligations Fund, Institutional Shares, 0.45%(b)	1,925,705	1,925,705

TOTAL MONEY MARKET FUND		1,925,705
TOTAL INVESTMENTS (COST $125,985,474) 100.5%		125,039,123
LIABILITIES IN EXCESS OF OTHER ASSETS -0.5%		(638,650)

NET ASSETS 100.0%		$124,400,473

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2017.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (65.6%)
AEROSPACE & DEFENSE (2.0%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,147,800
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,025,886
		3,173,686
AIR FREIGHT & LOGISTICS (1.7%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,050,069
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,558,520
		2,608,589
BANKS (6.7%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,648,260
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,211,922
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,126,652
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,158,268
KeyCorp, 5.10%, 3/24/21	2,000,000	2,186,394
Manufacturers & Traders Trust Co., 1.57%, 12/1/21, (Callable 3/13/17 @ 100)(a)	1,150,000	1,127,000
		10,458,496
BEVERAGES (2.3%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,534,934

BIOTECHNOLOGY (5.0%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,475,461
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,197,232
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,011,708
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,075,850
		7,760,251
CAPITAL MARKETS (3.0%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,340,830
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,711,683
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,664,492
		4,717,005
CHEMICALS (4.1%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,176,097
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,039,184
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,140,490
		6,355,771
COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	536,337

CONSUMER FINANCE (4.7%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,116,154
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,164,958
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,020,216
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,009,652
		7,310,980
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	437,595

DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc., 4.45%, 5/15/21	1,000,000	1,057,614
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,143,536
		3,201,150
ELECTRIC UTILITIES (3.0%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,239,067
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,582,614
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	855,764
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,043,318
		4,720,763
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,029,245

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Tyco Electronics Group SA, 4.88%, 1/15/21	$750,000	$811,033
		1,840,278
FOOD & STAPLES RETAILING (1.5%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,049,839
Walgreen Co., 5.25%, 1/15/19	260,000	275,426
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,083,492
		2,408,757
FOOD PRODUCTS (4.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,576,495
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,612,130
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,623,135
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,128,000
		6,939,760
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,066,693

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,020,798

HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	996,413

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,038,947

INDUSTRIAL CONGLOMERATES (1.4%)
Honeywell International, 4.25%, 3/1/21	2,000,000	2,162,924

INSURANCE (2.8%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,077,654
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,084,139
Prudential Financial, Inc., 5.87%, 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,135,000
		4,296,793
IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	998,723

MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,059,163

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.4%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 12/25/22 @ 100)(a)	681,058	692,603

MULTILINE RETAIL (1.6%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,554,718

OIL, GAS & CONSUMABLE FUELS (2.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	737,823
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,527,646
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,024,420
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	533,838
		3,823,727
PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	910,540

ROAD & RAIL (1.4%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,152,582

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,114,988

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	$2,000,000	$1,859,018
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,617,312
		3,476,330
SPECIALTY RETAIL (2.0%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,062,734
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,106,166
		3,168,900
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.7%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,037,162
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,574,141
		2,611,303
TOTAL CORPORATE BONDS		102,150,497

MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	487,813
Oklahoma Development Finance Authority Lease Revenue, Continuously Callable @ 100, 5.65%, 6/1/41	150,000	156,408

TOTAL MUNICIPAL BONDS		644,221

U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,004,704
1.75%, 12/14/18	1,000,000	1,008,795
3.50%, 7/29/21	2,000,000	2,134,242
4.75%, 6/8/18	2,000,000	2,099,710

TOTAL U.S. GOVERNMENT AGENCIES		7,247,451

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (7.9%)
Federal Home Loan Mortgage Corp.
1.00%, 8/17/21(a)	1,000,000	994,980
1.50%, 1/28/22(a)	2,000,000	1,998,642
2.75%, 5/1/36(a)	75,995	80,363
3.27%, 10/1/37(a)	81,805	87,175
3.75%, 3/27/19	1,500,000	1,576,491
4.00%, 12/15/25	2,500,000	2,682,923
5.00%, 7/15/19	21,729	21,997
5.00%, 11/1/37	27,555	29,652
6.00%, 3/1/38	55,999	63,068
		7,535,291
Federal National Mortgage Assoc.
0.67%, 9/30/21	1,000,000	969,369
1.19%, 11/25/36(a)	134,655	134,590
1.53%, 4/12/22	1,000,000	963,904
2.62%, 7/1/36(a)	38,043	38,070
3.07%, 5/1/36(a)	185,821	196,166
3.54%, 10/1/36(a)	47,167	47,269
5.00%, 1/1/35	51,594	55,670
5.50%, 9/1/36	11,132	11,502
6.00%, 6/1/36	362,422	400,670
6.00%, 9/1/36	89,333	98,744
6.00%, 5/1/37	34,677	37,898
		2,953,852
Government National Mortgage Assoc.
2.50%, 1/20/39(a)	72,932	74,005
4.25%, 10/20/38	299,409	311,106
4.50%, 8/20/38	180,865	190,519
4.50%, 5/20/39	598,012	623,086
4.50%, 6/15/40	309,565	334,211
5.00%, 5/20/40	142,173	153,237
5.50%, 12/20/38	24,592	25,899
6.00%, 6/15/37	53,742	60,750
6.00%, 10/15/37	61,610	69,644

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
6.50%, 10/20/38	$30,092	$32,549
		1,875,006
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		12,364,149

U.S. TREASURY OBLIGATIONS (17.4%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,008,202
1.50%, 12/31/18	2,500,000	2,514,063
1.63%, 11/15/22	4,150,000	4,045,441
2.00%, 11/30/20	2,500,000	2,526,952
2.00%, 11/15/21	5,000,000	5,018,945
2.00%, 2/15/22	7,000,000	7,020,237
3.13%, 5/15/19	3,000,000	3,121,056

TOTAL U.S. TREASURY OBLIGATIONS		27,254,896

MONEY MARKET FUND (3.1%)
Federated Government Obligations Fund, Institutional Shares, 0.45%(a)	4,754,066	4,754,066

TOTAL MONEY MARKET FUND		4,754,066
TOTAL INVESTMENTS (COST $154,302,498) 99.2%		154,415,280
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,239,865

NET ASSETS 100.0%		$155,655,145

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (3.9%)
Lockheed Martin Corp.	15,158	$3,809,660
Raytheon Co.	33,191	4,784,815
		8,594,475
AUTO COMPONENTS (1.6%)
Magna International, Inc., Class A, ADR	79,070	3,422,150

AUTOMOBILES (1.8%)
Toyota Motor Corp., Sponsored ADR	34,745	4,021,734

BANKS (7.5%)
Banco Santander Chile SA, Sponsored ADR	188,648	4,072,910
Bank of Nova Scotia	63,830	3,815,757
Cullen/Frost Bankers, Inc.	18,054	1,614,028
People's United Financial, Inc.	167,460	3,139,875
Royal Bank of Canada	54,239	3,898,157
		16,540,727
BEVERAGES (2.4%)
PepsiCo, Inc.	50,355	5,225,842

BIOTECHNOLOGY (2.9%)
AbbVie, Inc.	39,062	2,387,079
Amgen, Inc.	25,189	3,946,612
		6,333,691
CAPITAL MARKETS (4.3%)
Thomson Reuters Corp.	75,880	3,402,459
UBS Group AG	382,810	6,167,069
		9,569,528
CHEMICALS (3.1%)
Dow Chemical Co.	48,920	2,917,099
Syngenta AG, Sponsored ADR	46,890	3,987,526
		6,904,625
COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.	123,012	3,778,929

DISTRIBUTORS (1.6%)
Genuine Parts Co.	35,678	3,453,987

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
BCE, Inc.	71,743	3,237,044
TELUS Corp.	107,992	3,609,093
		6,846,137
ELECTRIC UTILITIES (1.4%)
American Electric Power Co., Inc.	47,370	3,034,522

ELECTRICAL EQUIPMENT (1.3%)
Emerson Electric Co.	49,202	2,886,189

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.6%)
EPR Properties	39,963	2,956,063
LTC Properties, Inc.	57,013	2,660,797
		5,616,860
FOOD & STAPLES RETAILING (0.8%)
Wal-Mart Stores, Inc.	26,752	1,785,428

FOOD PRODUCTS (3.0%)
Cal-Maine Foods, Inc.	72,410	3,019,497
General Mills, Inc.	58,055	3,627,276
		6,646,773
HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Meridian Bioscience, Inc.	150,424	1,970,555
ResMed, Inc.	49,258	3,326,885
Smith & Nephew PLC, Sponsored ADR	111,330	3,382,205
		8,679,645
HEALTH CARE PROVIDERS & SERVICES (5.1%)
Quest Diagnostics, Inc.	59,982	5,513,546
UnitedHealth Group, Inc.	35,633	5,776,109
		11,289,655
HOTELS, RESTAURANTS & LEISURE (5.5%)
Dunkin' Brands Group, Inc.	53,080	2,753,260
InterContinental Hotels Group PLC, Sponsored ADR	91,840	4,264,131
McDonald's Corp.	41,907	5,136,541
		12,153,932
HOUSEHOLD DURABLES (1.0%)
Tupperware Corp.	36,574	2,207,607

HOUSEHOLD PRODUCTS (1.9%)
Clorox Co.	14,343	1,721,160
Procter & Gamble Co.	29,190	2,557,044
		4,278,204
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	25,206	4,406,513

INSURANCE (5.2%)
Manulife Financial Corp.	176,130	3,374,651
MetLife, Inc.	61,880	3,366,891
Prudential PLC, Sponsored ADR	123,797	4,802,085
		11,543,627
IT SERVICES (4.4%)
Automatic Data Processing, Inc.	49,719	5,021,122
International Business Machines Corp.	27,149	4,738,043
		9,759,165
MEDIA (1.6%)
WPP PLC, Sponsored ADR	29,576	3,437,914

MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR	51,538	3,013,427

OIL, GAS & CONSUMABLE FUELS (6.2%)
Enbridge, Inc.	80,390	3,424,614
Pembina Pipeline Corp.	128,019	3,969,869
Phillips 66	36,617	2,988,680
Tesoro Corp.	41,750	3,375,487
		13,758,650
PERSONAL PRODUCTS (2.1%)
Unilever NV, Sponsored NY Shares	115,510	4,695,482

PROFESSIONAL SERVICES (1.9%)
RELX PLC, Sponsored ADR	235,373	4,286,142

ROAD & RAIL (1.4%)
Canadian National Railway Co.	44,928	3,123,395

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.5%)
Analog Devices, Inc.	48,810	3,657,821
Intel Corp.	121,830	4,485,780
QUALCOMM, Inc.	29,734	1,588,688
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	218,947	6,767,653
		16,499,942
SOFTWARE (2.8%)
Microsoft Corp.	95,372	6,165,800

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.7%)
Apple Computer, Inc.	49,439	5,999,423

TOTAL COMMON STOCKS		219,960,120

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MONEY MARKET FUND (2.2%)
Federated Government Obligations Fund, Institutional Shares, 0.45%(a)	4,777,673	$4,777,673

TOTAL MONEY MARKET FUND		4,777,673
TOTAL INVESTMENTS (COST $195,131,593) 101.8%		224,737,793
LIABILITIES IN EXCESS OF OTHER ASSETS -1.8%		(3,869,885)

NET ASSETS 100.0%		$220,867,908

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2017.

ADR—American Depositary Receipt

PLC—Public Limited Company

At January 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Large Cap Enhanced Index Fund	$328,485,144	$34,283,023	$(15,787,257)	$18,495,766
Steward International Enhanced Index Fund	127,189,701	9,868,529	(12,019,107)	(2,150,578)
Steward Select Bond Fund	155,481,514	1,814,407	(2,880,641)	(1,066,234)
Steward Global Equity Income Fund	195,530,634	32,359,613	(3,152,454)	29,207,159

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2017 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value (NAV) per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. For the period ended January 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2017:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$341,716,140	$–	$–	$341,716,140
Rights*	–	–	–	–
Money Market Fund	5,264,770	–	–	5,264,770
Total	$346,980,910	$–	$–	$346,980,910
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$123,113,418	$–	$–	$123,113,418
Money Market Fund	1,925,705	–	–	1,925,705
Total	$125,039,123	$–	$–	$125,039,123
Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$102,150,497	$–	$102,150,497
Municipal Bonds	–	644,221	–	644,221
U.S. Government Agencies	–	7,247,451	–	7,247,451
U.S. Government Agency Mortgage-Backed Obligations	–	12,364,149	–	12,364,149
U.S. Treasury Obligations	27,254,896	–	–	27,254,896
Money Market Fund	4,754,066	–	–	4,754,066
Total	$32,008,962	$122,406,318	$–	$154,415,280
Steward Global Equity Income Fund
Security Type
Common Stocks*	$219,960,120	$–	$–	$219,960,120
Money Market Fund	4,777,673	–	–	4,777,673
Total	$224,737,793	$–	$–	$224,737,793

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds and rights segregated by industry type.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2016	$669,485
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	908,166
Realized Gain/(Loss)	(1,144,339)
Gross Restructures	-
Gross Sales and Paydowns	(433,312)
Transfers In/(Out) of Level 3	-
Balance as of January 31, 2017	$-

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2017, from those used on April 30, 2016.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Michael L. Kern, III

    Michael L. Kern, III, President and Treasurer

Date  March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael L. Kern, III

    Michael L. Kern, III, President and Treasurer

Date  March 23, 2017